SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2011 Russia	Dec. 31, 2010 Russia	Dec. 31, 2012 Russia Minimum	Dec. 31, 2012 Russia Maximum
Convenience Translation
Exchange rate of RUR to $1.00		30.3727
Advertising Revenues
Advertising sales commissions	$ 86.6	2,631.0	1,916.0	998.0
Advertising and Promotional Expenses
Promotional and advertising expenses	29.6	900.0	364.0	157.0
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)					34.00%	26.00%	10.00%	30.00%
Comprehensive Income
Accumulated other comprehensive income	$ 31.6	961.0	1,828.0